Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Breakage of Revenue
Revenue is broken down as follows:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Products	1,783	554	559
Services	0	1,801	120
Operating lease income	50	0	0
Other	2,589	0	0
Total	4,422	2,355	679